Income Taxes - Provision for Income Tax (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal	$ 257,886	$ 884,743	$ 2,288,766
State	(72,489)	53,015	276,519
Current Income Tax Expense (Benefit), Total	185,397	937,758	2,565,285
Deferred tax expense (benefit)	3,885,194	673,977	(86,251)
Income tax expense	$ 4,070,591	$ 1,611,735	$ 2,479,034